Income Taxes	12 Months Ended
Jan. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The components of United States and foreign income (loss) from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(in thousands)
United States	$(97,246)	$(48,954)	$(107,109)
Foreign	86,429	24,779	71,347
Loss before income taxes	$(10,817)	$(24,175)	$(35,762)

The provision (benefit) for income taxes from continuing operations consists of the following:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(in thousands)
Current income tax (benefit) provision:
U.S. Federal	$(30,056)	$(46,164)	$(1,087)
U.S. State	1,751	(75)	524
Foreign	14,635	9,868	7,590
Total current income tax (benefit) provision	$(13,670)	$(36,371)	$7,027
Deferred income tax provision (benefit):
U.S. Federal, net of federal benefit of state	$36,911	$41,970	$(52,728)
U.S. State	781	20	363
Foreign	(4,730)	(1,536)	(1,597)
Total deferred income tax provision (benefit)	$32,962	$40,454	$(53,962)
Total income tax provision (benefit)	$19,292	$4,083	$(46,935)

The reconciliation of the U.S. federal statutory income tax rate to the effective tax rate on loss before income tax provision and equity in (losses) earnings of consolidated affiliate from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(in thousands)
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Income tax provision (benefit) at the U.S. statutory rate	$(3,786)	$(8,461)	$(12,517)
Valuation allowance	14,905	5,383	(14,896)
Foreign rate differential	(9,436)	(2,204)	(16,865)
U.S. tax effects of foreign operations	8,262	13,774	4,750
Tax contingencies	1,487	(5,332)	849
Stock based and other compensation	841	3,091	4,760
Non-deductible expenses	468	1,762	(706)
Foreign exchange	(5)	—	(1,702)
Change in tax laws	(486)	(516)	1,227
Basis difference in investment in affiliates	10,079	13,564	—
State tax provision	4,126	5,160	451
Tax credits	(1,474)	(1,880)	—
Return to provision and other adjustments	1,360	—	—
Gain on sale of subsidiary stock	—	1,276	—
Tax Incentive	(8,846)	(2,114)	—
Discontinued operations/APIC/OCI allocation	—	(20,299)	(12,740)
Transaction cost	2,025	—	—
Other, net	(228)	879	454
Total income tax provision (benefit)	$19,292	$4,083	$(46,935)
Effective Income Tax Rate	(178.3)%	(16.9)%	131.2%

The significant differences that impact the effective tax rate relate to changes to the valuation allowance, tax contingencies, the difference between the U.S. federal statutory rate and the rates in foreign jurisdictions, the U.S. tax effect on foreign earnings, and the re-measurement of certain foreign assets. In addition, other significant changes include the investments in affiliates and certain non-deductible executive compensation expenses.
Deferred income taxes are provided for the effects of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for income tax purposes. Significant components of the Company’s deferred tax assets and deferred tax liabilities from continuing operations are as follows:

	Fiscal Years Ended January 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Deferred revenue	22,611	24,954
Loss carryforwards	108,043	98,395
Stock-based and other compensation	17,380	21,587
Tax credits - net of foreign withholding taxes	7,815	6,566
Other	20,909	29,933
Total deferred tax assets	$176,758	$181,435
Deferred tax liabilities:
Investment in affiliate	$(23,782)	$(14,936)
Goodwill and other intangible assets	(53,118)	(50,865)
Other	(4,746)	(7,064)
Total deferred tax liabilities	$(81,646)	$(72,865)
Valuation allowance	(109,995)	(105,960)
Net deferred income tax (liability) asset	$(14,883)	$2,610
Recognized as:
Current deferred income tax assets	$13,447	$14,760
Noncurrent deferred income tax assets	9,467	6,700
Current deferred income tax liabilities	(1,056)	(379)
Noncurrent deferred income tax liabilities	(36,741)	(18,471)
Total	$(14,883)	$2,610

The Company’s operations in Israel have been granted “Approved Enterprise” status by the Investment Center for the Israeli Ministry of Industry, Trade and Labor, which makes the Company eligible for tax benefits under the Israeli Law for Encouragement of Capital Investments, 1959. Under the terms of the program, income attributable to an Approved Enterprise is exempt from income tax for a period of two years and is subject to a reduced income tax rate for the subsequent five to fifteen years (generally 10-15%, depending on the percentage of foreign investment in the Company).
U.S. income and foreign withholding taxes have not been recorded on permanently reinvested earnings of certain subsidiaries aggregating $173.9 million, $105.5 million and $98.1 million as of January 31, 2012, 2011 and 2010, respectively. At this time, determination of the amounts of deferred U.S. federal and state income taxes and foreign withholding taxes related to these foreign subsidiaries is not practicable.
The Company has net operating loss carryforwards for tax purposes (“NOLs”) and other deferred tax benefits that are available to offset future taxable income.
The Company’s gross NOLs for tax return purposes from continuing operations are as follows:

	Fiscal Years Ended January 31,
	2012	2011
	(In thousands)
U.S. Federal NOLs	$584,367	$344,094
U.S. State NOLs	205,967	179,805
Foreign NOLs	39,680	28,300
Total	$830,014	$552,199

The U.S. federal net operating loss carry forwards expire in various years ending from January 31, 2017 to January 31, 2032. The U.S. state net operating loss carry forwards expire in various years ending from January 31, 2013 to January 31, 2032. As of January 31, 2012, all but $1.6 million of the foreign NOLs have indefinite carryforward periods. Certain of the federal, state and foreign loss carryforwards and credits are subject to Internal Revenue Code Section 382 or similar provisions, which impose limitations on their utilization following certain changes in ownership of the entity generating the loss carryforward. The table above reflects gross NOLs for tax return purposes which are different from the NOLs for financial statement purposes, primarily due to the reduction of NOLs for financial statement purposes under the FASB’s guidance on accounting for uncertainty in income taxes. The Company has U.S. federal, state and foreign tax credit carryforwards of approximately $9.5 million and $7.1 million as of January 31, 2012 and 2011, respectively. The utilization of these carryforwards is subject to limitations. The federal AMT credit has no expiration date.
In accordance with the FASB’s guidance relating to accounting for uncertainty in income taxes the Company recognizes unrecognized tax benefits in non-current tax liabilities. The following table reconciles the amounts recorded for unrecognized tax benefits from continuing operations for the fiscal years ended January 31, 2012 and 2011:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Gross unrecognized tax benefits as of February 1	$108,586	$115,813	$114,197
Increases related to tax positions taken in prior years	28,699	2,316	—
Decreases related to tax positions taken in prior years	(2,287)	(16,851)	(3,922)
Increases related to tax positions in current year	6,695	8,351	5,778
Decreases related to tax positions in current year	—	—	—
Decreases due to settlements with taxing authorities	—	—	(508)
Reductions resulting from lapse in statute of limitations	(3,013)	(1,140)	(1,277)
Increases (decreases) related to foreign currency exchange rate fluctuations	(71)	97	1,545
Gross unrecognized tax benefits as of January 31	$138,609	$108,586	$115,813

The balances of unrecognized tax benefits as of January 31, 2012 and 2011 are $138.6 million and $108.6 million of which $30.7 million and $27.5 million represent the amounts that, if recognized, may impact the effective income tax rate in future periods.
The Company recognized interest and penalties related to unrecognized tax benefits in its income tax provision. The Company accrued $8.2 million and $6.6 million for interest and penalties as of January 31, 2012 and 2011, respectively. Certain liabilities for uncertain tax positions of the Company's consolidated federal and state tax returns have been included within noncurrent liabilities of discontinued operations.  Upon the separation of Comverse, CTI will provide for these liabilities and include an indemnity receivable from Comverse for these amounts.
The Company estimates that it is reasonably possible that the balance of unrecognized tax benefits as of January 31, 2012 may decrease by approximately $4.0 million in the next twelve months, as a result of lapse of statutes of limitation and settlements with tax authorities. These unrecognized tax benefits of $4.0 million relate to majority-owned subsidiaries.
The significant tax jurisdictions in which the Company is currently under examination by tax authorities include Canada, France, Hong Kong, India, the United Kingdom, New York State, New York City and California. The Company anticipates that it is reasonably possible that new tax matters could be raised by tax authorities that may require increases or decreases to the balance of unrecognized tax benefits; however, an estimate of such increases or decreases cannot be made.
The Company files income tax returns in the U.S. federal, various state and local, and foreign jurisdictions, with varying statute of limitations. As of January 31, 2012, the Company remains subject to assessment in the event of examination in these major tax jurisdictions for the periods outlined below:

Jurisdiction	Tax Years Ended
United States	January 31, 1999 - January 31, 2012
United Kingdom	December 31, 2006 - January 31, 2008
India	March 31, 2006 - March 31, 2008, March 31,2010
Canada	January 31, 2010
Hong Kong	March 31, 2003 - March 31, 2005, January 31, 2006 - January 31, 2007
Various U.S. States	January 31, 1999 - January 31, 2012
New York City	January 31, 2000 - January 31, 2012
Additionally, the Company is currently in discussions with the Israeli tax authorities regarding adjustments that will be made to income tax returns for the years ended January 31, 2006 through January 31, 2010 due to the Company's restated results of operations.
The Company regularly assesses the adequacy of its provisions for income tax contingencies in accordance with the FASB’s guidance. As a result, the Company may adjust the liabilities for unrecognized tax benefits for the impact of new facts and developments, such as changes to interpretations of relevant tax law, assessments from taxing authorities, settlements with taxing authorities, and lapses of statutes of limitations.
The Company maintains valuation allowances where it is more-likely-than-not that all or a portion of a deferred tax asset may not be realized. Changes in valuation allowances are included in the Company’s tax provision in the period of change except for items related to additional paid-in capital. In determining whether a valuation allowance is warranted, the Company evaluates factors such as prior earnings history, expected future earnings, reversal of existing taxable temporary differences, carry-back and carry-forward periods and tax strategies that could potentially enhance the likelihood of the realization of a deferred tax asset.
The Company’s activity in the valuation allowance from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2012	2011
	(in thousands)
Valuation allowance, beginning of the year	$105,960	$128,346
Additional paid-in capital	(477)	(5,771)
Provision for income taxes	14,905	5,383
Tax Contingencies	1,710	(1,099)
Reductions resulting from discontinued operations/APIC	(13,276)	(20,865)
Cumulative translation adjustment and other	1,173	(34)
Valuation allowance, end of the year	$109,995	$105,960